ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Schedule of Accounts Payable and Accrued Expenses) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Accounts payable	$ 27,672	$ 19,638	$ 67,403
Payroll related liabilities	4,491	26,069	5,869
Other current liabilities	31,505	4,803	16,776
Total Accrued Payable and Accrued Expenses	63,668	50,500	90,048
Due to Related Parties		$ 16,175	$ 13,560